ORGANIZATION, BUSINESS AND LIQUIDITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ORGANIZATION, BUSINESS AND LIQUIDITY
ORGANIZATION, BUSINESS AND LIQUIDITY

NOTE 1 – ORGANIZATION, BUSINESS AND LIQUIDITY

Organization and Operations

Hempacco Co., Inc. the (“Company” or “Hempacco”) was formed on April 1, 2019, as a Nevada Corporation.

Hempacco manufactures and distributes hemp smokables both under its own name and white label products for clients. The Company also owns high-tech CBD vending kiosks that it plans to place in retail venues throughout the US, in conjunction with a number of joint venture partners.

These financial statements are those of Hempacco and its subsidiaries.

During 2021, The Company entered into the following Joint Ventures:

a)

On or about March 10, 2021, the Company entered into a joint venture partnership agreement with VZ Ventures and BX2SD Hospitality, LLC for the sale and marketing of a proprietary brand of smokables containing the D8 infused variety of hemp. Cali Vibes D8, LLC was formed as the entity’s business vehicle which is 50% owned by the Company. The Company will manage the business operations and accounting, as well as manufacturing the product.

b)

On or about June 22, 2021, the Company’s parent company, GGII, entered into a joint venture agreement with Hemp Hop Global, LLC, a Florida based company in the hip hop talent management business and the sale and distribution of branded snack food products. Hemp Hop Global is managed by Rick Ross, an American Rapper and record executive and his business partner James Lindsay. Hempacco will produce a range of smokable products under the Hemp Hop brand, and Hemp Hop Smokables, LLC was formed as the business entity, of which GGII owns 50%.

On December 14, 2021, GGII assigned all of the membership and other equity and ownership interests in Hemp Hop Smokables LLC to Hempacco., Co., Inc. The business launched on or about May 25, 2022.

During the nine-months ended September 30, 2022, the Company entered into the following Joint Ventures and other significant agreements.

On April 23, 2021 the Company filed a second amendment to its Articles of Incorporation changing the name of the company from The Hempacco Co., Inc. to Hempacco Co., Inc.

The Company merged with, and became a subsidiary of, Green Globe International, Inc. (“GGII”) on May 21, 2021.

On August 29, 2022, the Company entered into an underwriting agreement with Boustead Securities, LLC, as representative (the “Representative”) of the underwriters (the “Underwriters”) in connection with the initial public offering of the Company (the “IPO”). The Underwriting Agreement provides for the offer and sale of 1,000,000 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) at a price to the public of $6.00 per share (the “Offering”). In connection therewith, the Company agreed to issue 70,000 warrants to purchase shares of Common Stock, exercisable from September 1, 2022, through August 29, 2027, and initially exercisable at $9.00 per share subject to adjustment as provided therein (the “Representative’s Warrants”). The Company also granted the Underwriters an option for a period of 45 days to purchase up to an additional 150,000 shares of Common Stock. The Offering is being made pursuant to a Registration Statement on Form S-1 (File No. 333-263805) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on August 29, 2022.

The Underwriting Agreement includes customary representations, warranties and covenants by the Company. It also provides that the Company will indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”), or contribute to payments the Underwriter may be required to make because of any of those liabilities.

On September 1, 2022, the Offering was completed. At the closing, the Company (i) sold 1,000,000 shares of Common Stock for total gross proceeds of $6,000,000, and (ii) issued the Representative’s Warrants. After deducting the underwriting commission and expenses, the Company received net proceeds of $5,468,812.

On or about January 20, 2022, the Company entered into employment agreements with Sandro Piancone, Hempacco’s CEO, Neville Pearson, the Company’s CFO, and Jorge Olson, the Company’s CMO. These agreements supersede and replace the Company’s consulting agreements with Mr. Piancone’s entity, Strategic Global Partners, Inc., and Mr. Olson’s entity, Cube17, Inc. They key terms of Mr. Piancone’s and Mr. Olsen’s employment provide for a base salary of $10,000 per month each, with the potential to earn a performance-based bonus of up to 110% of the annual base salary. Mr. Piancone and Mr. Olsen will also be eligible to participate in any stock or option-based incentive plans that the board of directors may approve in the future. The initial employment period is for three years, with a one-year option to extend being available to the Company. Mr. Pearson’s employment agreement with Green Globe International, Inc. remains in place.

On or about January 1, 2022, the Company entered into a joint venture agreement with Cheech and Chong’s Cannabis Company, a Nevada corporation (“CCCC”), to form a joint venture entity in Nevada, which entity will market and sell Cheech & Chong-branded hemp smokable products. Pursuant to the agreement, the joint venture entity will be owned 50% by each of us and CCCC, we are required to fund $10,000 to the joint venture entity. As of the date of publication of these financial statements this contribution had not been made, however Hempacco has been producing product inventory at its own expense prior to the official launch of the product in July 2022.

The joint venture agreement calls for the Company to manufacture joint venture product and provide accounting, inventory management, staff training, and trade show and marketing services for the joint venture entity, and CCCC is required to provide online marketing and promotion, design and branding, brand management and development, trademark receipt, and sales and distribution services. CCCC is also required to ensure that Cheech Marin and Tommy Chong attend and make appearances at joint venture entity events. As an incentive to enter into this joint venture, CCCC was awarded 100,000,000 Green Globe International warrants with a Black-Scholes valuation of $0.0031 per share for a total valuation of $309,990 on the issue date. This theoretical value was expensed within general and administrative expense on the statement of operations.

On or about January 19, 2022, the Company entered into a joint venture agreement with Stick-It Labs Ltd. (“Stick-It”), an Israeli corporation that manufactures cannabinoid sticks, to develop and sell hemp smokables products in the United States and Mexico utilizing each of the parties’ respective expertise. Pursuant to the original agreement, the Company was required to fund $750,000 to the joint venture entity, Stick-It USA, Inc. (“StickIt USA), a Delaware corporation. On September 7, 2022, the agreement was amended to reduce the initial capital contribution to $250,000. On September 12, 2022, the Company funded $250,000 to StickIt USA, for such funding will receive preferred shares entitling the Company to 75% of distributable profits of the joint venture entity until the Company has been repaid $250,000, after which the preferred shares will convert into 250,000 shares of common stock of StickIt USA, which will then constitute 50% ownership of StickIt USA, with the other 250,000 shares of StickIt USA common stock then owned by StickIt.

The agreement grants the right to Stick-It to purchase 100,000,000 five-year warrants of Green Globe International, Inc. common stock at an exercise price of $0.01 per share. The warrants are issuable in three tranches, the first 25,000,000 on signing the JV agreement, the second 25,000,000 when StickIt USA achieves annual sales revenue in excess of $5,000,000, and the third tranche will be issued upon StickIt USA achieving annual sales revenue in excess of $10,000,000. The first tranche of 25,000,000 Green Globe International warrants were valued by the Black-Scholes method at $0.0051 per share for a total capitalized value of $127,385. This amount was also expensed within general and administrative expense on the statement of operations.

Going Concern Matters

The accompanying financial statements have been prepared on a going concern basis, which assumes the Company will be able to realize its assets and settle its liabilities in the normal course of business for the foreseeable future.

NOTE 1 – ORGANIZATION, BUSINESS AND LIQUIDITY

Organization and Operations

Hempacco Co., Inc., (the “Company” or “Hempacco” was incorporated in Nevada on April 1, 2019, as The Hempacco Co., Inc.

On April 23, 2021, the Company filed a second amendment to its Articles of Incorporation changing the name of the Company from The Hempacco Co., Inc. to Hempacco Co., Inc.

The Company was acquired by Green Globe International, Inc. (“GGII”) on May 21, 2021, and became a wholly-owned subsidiary of GGII.

These financial statements are those of Hempacco Co., Inc and its subsidiaries only.

During 2021, the Company entered into the following Joint Ventures:

a)

On or about March 10, 2021, the Company entered into a joint venture partnership agreement with VZ Ventures and BX2SD Hospitality, LLC for the sale and marketing of a proprietary brand of smokables containing the D8 infused variety of hemp. Cali Vibes D8, LLC was formed as the entity’s business vehicle which will be 50% owned by the Company. The Company will manage the business operations and accounting, as well as manufacturing the product and provide the majority of funding required.

b)

On or about June 22, 2021, the Company’s Parent Company, entered into a joint venture agreement with Hemp Hop Global, LLC, a Florida based company in the hip hop talent management business and the sale and distribution of branded snack food products. Hemp Hop Global is managed by Rick Ross, an American Rapper and record executive and his business partner James Lindsay. Hempacco will produce a range of smokable products under the Hemp Hop brand, and Hemp Hop Smokables, LLC was formed as the business entity, of which the Company owns 50%. The Company will manage the business operations and accounting of the entity, as well as manufacturing the product and provide the majority of funding required, and three of the five directors of the entity are nominees of the Company.

On December 14, 2021, GGII assigned all of the membership and other equity and ownership interests in Hemp Hop Smokables LLC to Hempacco., Co., Inc.

Hempacco manufactures and distributes hemp smokables both under its own name and white label products for clients. Hempacco also owns high-tech CBD vending kiosks that it plans to place in retail venues throughout the US, in conjunction with a number of joint venture partners.

Going Concern Matters

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”), which contemplates the Company’s continuation as a going concern. The Company incurred a net loss of $1,856,425 (exclusive of a $757,479 dividend distribution to preference shareholders – see Note 13) during the year ended December 31, 2021 and has an accumulated deficit of $3,473,464 as of December 31, 2021. In addition, the Company has a working capital deficit of $1,947,658 as of December 31, 2021 exclusive of a $102,969 “Right of Use Asset” liability which is offset by a Right of Use Asset in the Other Assets section of the Balance Sheet.

Management intends to raise additional operating funds through equity and/or debt offerings. However, there can be no assurance management will be successful in its endeavors.

There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placement, public offerings and/or bank financing necessary to support its working capital requirements. To the extent that funds generated from operations and any private placements, public offerings and/or bank financing are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available to the Company, it may be required to curtail or cease its operations.

Due to uncertainties related to these matters, there exists a substantial doubt about the ability of the Company to continue as a going concern. The accompanying financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern. If we are not able to successfully execute on our future operating plans, our financial condition and results of operation may be materially adversely affected, and we may not be able to continue as a going concern.

COVID-19

A novel strain of coronavirus (COVID-19) was first identified in December 2019, and subsequently declared a global pandemic by the World Health Organization on March 11, 2020. As a result of the outbreak, many companies have experienced disruptions in their operations and in markets served. The Company considered the impact of COVID-19 on the assumptions and estimates used and determined that there were no material adverse impacts on the Company’s results of operations and financial position at December 31, 2021.